Significant changes in the current reporting period (Details) $ / shares in Units, $ in Thousands					1 Months Ended			6 Months Ended			12 Months Ended
	Dec. 30, 2025 USD ($) shares	Dec. 30, 2025 USD ($) shares $ / shares	Dec. 22, 2022	Nov. 19, 2021	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares $ / shares	Nov. 30, 2021	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares
Disclosure of changes in accounting estimates [line items]
Proceeds from borrowings								$ 71,039		$ 0
Repayment of borrowings								$ 69,338		$ 2,608
Warrants price per share (in AUD per share) | $ / shares		$ 3.20				$ 3.20
Credit line facility
Disclosure of changes in accounting estimates [line items]
Depository receipt ratio (in shares)	10	10			10	10		10	10
Warrants
Disclosure of changes in accounting estimates [line items]
Number of warrants granted to purchase american depositary shares (in shares) | shares					884,838	884,838		884,838	884,838
Warrants price per share (in AUD per share) | $ / shares								$ 18.04				$ 10.89
American Depositary Shares
Disclosure of changes in accounting estimates [line items]
Percentage of premium for volume-weighted average price	15.00%				15.00%
Borrowings - Oaktree
Disclosure of changes in accounting estimates [line items]
Percentage of premium for volume-weighted average price			15.00%	15.00%
Credit line facility
Disclosure of changes in accounting estimates [line items]
Maximum borrowing facility	$ 125,000	$ 125,000			$ 125,000	$ 125,000		$ 125,000	$ 125,000
Borrowings term	5 years				5 years
Proceeds from borrowings	$ 75,000				$ 75,000
Credit line facility | Warrants
Disclosure of changes in accounting estimates [line items]
Number of warrants granted to purchase shares (in shares) | shares	3,225,756	3,225,756			3,225,756	3,225,756		3,225,756	3,225,756
Number of warrants granted to purchase american depositary shares (in shares) | shares	3,225,756	3,225,756			3,225,756	3,225,756		3,225,756	3,225,756
Warrants price per share (in AUD per share) | $ / shares									$ 2.72		$ 2.80
Credit line facility | American Depositary Shares
Disclosure of changes in accounting estimates [line items]
Number of warrants granted to purchase american depositary shares (in shares) | shares	322,576	322,576			322,576	322,576		322,576	322,576
Senior debt facility | Borrowings - Oaktree
Disclosure of changes in accounting estimates [line items]
Borrowings term							5 years
Repayment of borrowings					$ 41,700
Loan and security agreement | Borrowings - NovaQuest
Disclosure of changes in accounting estimates [line items]
Repayment of borrowings	$ 25,000				$ 25,000